Group Accounting Policies - Additional disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Group Accounting Policies
Financial resources	$ 10,400,000
Cash and cash equivalents	5,488,000	$ 5,840,000	$ 6,166,000
Undrawn committed bank facilities	4,875,000
Borrowings	30,295,000	28,622,000	29,232,000
Intangible assets	$ 37,177,000	$ 38,089,000	$ 39,307,000
Period of time return accruals are based on	12 months
Sales recorded when the Company is the principal in a profit share agreement (as a percentage)	100.00%
Maximum value of underlying asset for low-value leases	$ 5
Minimum | Buildings
Group Accounting Policies
Asset lives	10 years
Minimum | Plant and equipment
Group Accounting Policies
Asset lives	3 years
Minimum | Motor vehicles
Group Accounting Policies
Asset lives	3 years
Minimum | Other assets
Group Accounting Policies
Asset lives	3 years
Maximum | Buildings
Group Accounting Policies
Asset lives	50 years
Maximum | Plant and equipment
Group Accounting Policies
Asset lives	15 years
Maximum | Motor vehicles
Group Accounting Policies
Asset lives	15 years
Maximum | Other assets
Group Accounting Policies
Asset lives	15 years
Internally generated | Capitalised development expenditure
Group Accounting Policies
Intangible assets	$ 0
Due within one year
Group Accounting Policies
Borrowings	2,700,000
Due April 2029
Group Accounting Policies
Undrawn committed bank facilities	$ 4,900,000